Contingencies and Commitments (Commitments) (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 5,028	$ 4,719
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	1,769	1,513
Financial guarantees
Commitments, guarantees:
Guarantor obligations, maximum exposure	$ 44	$ 65